Consolidated Statements of Financial Position (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 3.15	$ 3.15
Ordinary Shares, authorized	[2]	100,000,000	57,142,857
Ordinary Shares, issued	[1]	1,532,794	387,972
Ordinary Shares, outstanding	[1]	1,532,794	387,972

[1]	After giving effect to the reverse stock split (see also Note 13C)
[2]	After giving effect to the reverse stock split (see also Note 13C)